REVENUE AND DEFERRED REVENUES - Contract balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
REVENUE AND DEFERRED REVENUES
Accounts receivable	¥ 298,038	$ 45,676	¥ 188,940
Amounts due from related parties	860,213	$ 131,833	1,421,170
Deferred revenue	51,780		59,585
Refund liability (sales return)	¥ 366		¥ 582